Note 16 - Restatement - 10Q (Details) - Reclassifications and Prior Period Adjustments (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
General and administrative expenses	$ 1,086,754	$ 1,573,095	$ 4,046,080	$ 3,781,286	$ 27,298,804	$ 28,385,558
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
Interest expense	117,370	533,436	1,727,512	567,081	2,629,705	2,747,075
Income per common share – basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Scenario, Previously Reported [Member]
General and administrative expenses	1,479,707			3,714,214
Depreciation and amortization	10,515
Interest expense	436,563
Net loss attributable to common shareholders	1,916,164			(4,218,278)
Income per common share – basic and diluted (in Dollars per share)	$ (0.03)			$ (0.09)
Net cash used in operating activities	(1,038,427)			(3,010,275)
Net cash used in investing activities	(15,743)			(471,347)
Net cash provided by financing activities	1,086,390			3,416,949
Restatement Adjustment [Member]
General and administrative expenses	93,388			67,072
Depreciation and amortization	(4,416)
Interest expense	96,873
Net loss attributable to common shareholders	185,845			(323,240)
Net cash used in operating activities	530,821			447,202
Net cash used in investing activities	(124,656)			342,256
Net cash provided by financing activities	(406,165)			(789,458)
As Restated [Member]
General and administrative expenses	1,573,095			3,781,286
Depreciation and amortization	6,099
Interest expense	533,436
Net loss attributable to common shareholders	2,102,009			(4,541,518)
Income per common share – basic and diluted (in Dollars per share)	$ (0.04)			$ (0.09)
Net cash used in operating activities	(507,606)			(2,563,073)
Net cash used in investing activities	(140,399)			(129,091)
Net cash provided by financing activities	$ 680,225			$ 2,627,491